Note 16 - Inventories - Components of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Consumable stores	$ 8,776	$ 6,884
Gold in process	399	338
Inventories	$ 9,175	$ 7,222